RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Restructuring of operations	$ 9.8	$ 14.2
Restructuring of operations, litigation and other items	(28.6)	(29.1)	$ (17.5)
Impairment charge on assets	$ 18.8	$ 14.9